General and administrative expenses (Details) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
General And Administrative Expenses [Line Items]
Occupancy		SFr 890		SFr 935	SFr 930
Rent and maintenance of IT and other equipment		560		511	510
Communication and market data services		610		626	611
Administration	[1]	600		713	718
Marketing and public relations		411		467	486
Travel and entertainment		416		423	460
Professional fees		1,202		1,234	1,354
Outsourcing of IT and other services		1,566		1,637	1,743
Provisions for litigation, regulatory and similar matters	[2]	420		795	1,087
Other		132		93	208
Total general and administrative expenses	[3]	6,808		7,434	8,107
Recoveries from third parties		53		13	10
Net restructuring expenses included in general and administrative expense		627		695	761
UK bank levy net expenses		17		123	166
UK bank levy credit from prior years		82
UBS AG
General And Administrative Expenses [Line Items]
Occupancy		848		921	928
Rent and maintenance of IT and other equipment		415		511	510
Communication and market data services		534		624	610
Administration	[1]	3,560		1,069	855
of which: shared service costs charged by UBS Group AG or its subsidiaries		2,974	[4]	365	223
Marketing and public relations		332		465	484
Travel and entertainment		374		411	456
Professional fees		1,064		1,225	1,351
Outsourcing of IT and other services		1,147		1,592	1,742
Provisions for litigation, regulatory and similar matters	[2]	420		795	1,087
Other		116		78	195
Total general and administrative expenses	[5]	8,811	[4]	7,690	8,219
Recoveries from third parties		53		13	10
Net restructuring expenses included in general and administrative expense		818		700	760
UK bank levy net expenses		17		SFr 123	SFr 166
UK bank levy credit from prior years		SFr 82

[1]
Administration costs include net expenses related to the UK bank levy of CHF 17 million, CHF 123 million and CHF 166 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. 2017 included a CHF 82 million credit related to prior years.

[2]
Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 20 for more information. Also includes recoveries from third parties of CHF 53 million, CHF 13 million and CHF 10 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively.

[3]
Includes net restructuring expenses of CHF 627 million, CHF 695 million and CHF 761 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[4]
The increase in 2017 in shared services costs charged by UBS Group AG or its subsidiaries and the associated decrease in certain direct cost lines were mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.

[5]
Includes net restructuring expenses of CHF 818 million, CHF 700 million and CHF 760 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.